Cash and Cash Equivalents, Investments and Fair Value Measurements - Summary of Company's Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 02, 2011	Sep. 29, 2013 Certificates of deposit [Member]	Dec. 30, 2012 Certificates of deposit [Member]	Sep. 29, 2013 Certificates of deposit [Member] Short-term investments [Member]	Dec. 30, 2012 Certificates of deposit [Member] Short-term investments [Member]
Cash and Cash Equivalents [Line Items]
Certificates of deposit, Cost		$ 700			$ 3,506	$ 2,785
Certificates of deposit, Gross Unrealized Gain
Certificates of deposit, Estimated Fair Value	$ 4,791		$ 3,506	$ 2,785	$ 3,506	$ 2,785